Schedule of Investments (unaudited)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.7%
Abacus Group	162,916	$127,172
Abacus Storage King(a)	162,084	124,811
APM Human Services International Ltd.	98,644	82,381
Arena REIT	104,676	264,311
Bapcor Ltd.	107,796	407,033
Bega Cheese Ltd.	95,316	229,994
Brickworks Ltd.	18,980	361,603
BWP Trust	153,712	369,491
Centuria Capital Group	224,692	268,835
Centuria Industrial REIT	168,740	373,668
Centuria Office REIT	146,744	133,729
Charter Hall Long Wale REIT	210,548	539,284
Charter Hall Retail REIT	160,160	393,777
Charter Hall Social Infrastructure REIT	110,231	224,468
Elders Ltd.	48,984	251,536
Growthpoint Properties Australia Ltd.	92,156	146,195
GUD Holdings Ltd.	44,876	366,805
Helia Group Ltd.	109,408	324,527
HomeCo Daily Needs REIT	554,424	460,769
Ingenia Communities Group	117,936	357,239
Judo Capital Holdings Ltd.(a)(b)	171,756	117,231
Kelsian Group Ltd.	62,088	296,002
National Storage REIT	390,884	611,373
Nine Entertainment Co. Holdings Ltd.	471,744	649,092
NRW Holdings Ltd.	137,072	278,445
OFX Group Ltd.(b)	70,928	72,743
Perseus Mining Ltd.	433,680	545,494
Premier Investments Ltd.	25,896	486,860
Reliance Worldwide Corp. Ltd.	249,236	752,928
Rural Funds Group	121,004	174,763
Sigma Healthcare Ltd.	267,540	183,150
SmartGroup Corp. Ltd.	26,572	157,773
Super Retail Group Ltd.	51,480	553,221
Viva Energy Group Ltd.(c)	264,992	630,501
Waypoint REIT Ltd.	217,308	361,040
		11,678,244
Austria — 2.3%
BAWAG Group AG(c)	25,636	1,356,686
CA Immobilien Anlagen AG	12,896	462,209
EVN AG	11,596	363,832
Mayr Melnhof Karton AG(a)	2,756	385,586
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,012	351,152
Wienerberger AG	33,852	1,127,908
		4,047,373
Belgium — 2.1%
Aedifica SA	15,028	1,056,215
Bekaert SA	10,608	545,224
bpost SA	32,240	165,998
Etablissements Franz Colruyt NV	15,496	699,013
KBC Ancora	11,180	513,104
Montea NV	4,732	449,827
Tessenderlo Group SA	7,384	230,489
		3,659,870
Canada — 15.5%
Allied Properties REIT	40,300	613,753
AltaGas Ltd.	89,024	1,869,098
ARC Resources Ltd.	197,392	2,930,230
B2Gold Corp.	340,444	1,076,533
Brookfield Renewable Corp., Class A	40,716	1,171,962
Security	Shares	Value

Canada (continued)
Canadian Western Bank	29,952	$697,799
Canfor Corp.(b)	19,188	258,485
Capital Power Corp.	37,076	1,058,795
Cargojet Inc.	2,756	247,864
Celestica Inc.(b)	32,448	950,384
Dream Industrial REIT	79,196	834,366
Enerplus Corp.	68,276	1,046,516
Granite REIT	19,136	1,101,614
H&R Real Estate Investment Trust	85,176	636,385
iA Financial Corp. Inc.	33,332	2,272,276
Kinross Gold Corp.	392,444	2,375,307
Laurentian Bank of Canada	14,092	296,399
Linamar Corp.	13,416	648,196
Mullen Group Ltd.	27,248	288,715
Onex Corp.	21,736	1,517,854
Parex Resources Inc.	33,488	630,562
Prinmaris REIT	31,200	324,939
Russel Metals Inc.	19,656	667,982
SSR Mining Inc.	65,676	704,813
Transcontinental Inc., Class A	23,296	240,863
West Fraser Timber Co. Ltd.	24,700	2,113,122
Whitecap Resources Inc.	92,716	620,649
		27,195,461
Denmark — 3.3%
Alm Brand A/S	271,700	480,343
FLSmidth & Co. A/S(a)	17,992	765,610
ISS A/S	49,244	940,542
NKT A/S(b)	17,160	1,179,622
Scandinavian Tobacco Group A/S, Class A(c)	17,420	302,600
Schouw & Co. A/S	3,952	323,772
Spar Nord Bank A/S	25,272	399,131
Sydbank A/S	18,044	784,796
Topdanmark A/S	13,676	653,063
		5,829,479
Finland — 2.2%
Cargotec OYJ, Class B	15,496	903,928
Kemira OYJ	36,140	670,373
Konecranes OYJ	22,672	1,022,791
Metsa Board OYJ, Class B	54,756	435,718
TietoEVRY OYJ	31,824	758,106
		3,790,916
France — 2.7%
Aperam SA	13,624	495,562
Carmila SA	18,252	314,335
Cie. Plastic Omnium SA	17,420	231,156
Coface SA	33,956	444,971
Derichebourg SA	30,576	172,140
Fnac Darty SA	3,328	101,169
Imerys SA	12,584	396,796
IPSOS	12,428	780,331
Mersen SA	5,359	208,417
Metropole Television SA	21,008	300,224
Nexity SA	13,468	251,002
Rubis SCA	30,212	751,595
Television Francaise 1	34,216	269,509
		4,717,207
Germany — 2.7%
1&1 AG	14,508	290,193
Aurubis AG	9,620	787,182
CropEnergies AG	6,500	82,608
Deutz AG	38,896	205,856

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
ElringKlinger AG	8,996	$54,822
Freenet AG	37,960	1,062,440
Hornbach Holding AG & Co. KGaA	2,704	196,932
Kloeckner & Co. SE	23,088	175,069
Norma Group SE	10,296	181,873
Patrizia SE	13,364	120,614
ProSiebenSat.1 Media SE(a)	54,080	329,907
Siltronic AG	6,656	649,781
Suedzucker AG	25,116	393,485
Vitesco Technologies Group AG(b)	2,600	225,189
		4,755,951
Hong Kong — 0.5%
CITIC Telecom International Holdings Ltd.	468,000	196,691
Fortune REIT	416,000	264,181
Luk Fook Holdings International Ltd.	104,000	279,210
United Laboratories International Holdings Ltd. (The)(a)	208,000	186,849
		926,931
Ireland — 0.3%
Dalata Hotel Group PLC	70,304	358,568
Greencore Group PLC(b)	157,664	193,832
		552,400
Israel — 0.5%
FIBI Holdings Ltd.	5,408	235,625
Formula Systems 1985 Ltd.	2,444	156,835
Isracard Ltd.	59,384	210,338
Paz Ashdod Refinery Ltd.(b)	3,120	69,362
Paz Oil Co. Ltd.	3,120	261,143
		933,303
Italy — 1.8%
Azimut Holding SpA	34,164	893,061
Biesse SpA	4,368	61,240
Credito Emiliano SpA	24,339	216,492
Datalogic SpA	5,928	44,316
Iren SpA	207,948	453,929
Maire Tecnimont SpA	50,908	276,694
Piaggio & C SpA	52,520	172,957
Tod’s SpA(b)	2,704	102,008
Unipol Gruppo SpA	138,944	792,956
Webuild SpA.	99,060	200,251
		3,213,904
Japan — 24.4%
77 Bank Ltd. (The)	20,800	511,793
ADEKA Corp.	31,200	633,258
Aisan Industry Co. Ltd.	10,400	86,635
Alpen Co. Ltd.(a)	5,200	71,535
AOKI Holdings Inc.	10,400	83,971
Aoyama Trading Co. Ltd.	15,600	163,551
Arata Corp.	10,400	228,908
Arcs Co. Ltd.	10,400	204,946
Asahi Diamond Industrial Co. Ltd.	15,600	93,077
Asahi Yukizai Corp.	3,900	104,653
Aska Pharmaceutical Holdings Co. Ltd.	5,200	65,704
Autobacs Seven Co. Ltd.	15,600	172,450
Avex Inc.	10,400	100,772
Axial Retailing Inc.	5,200	152,942
Bando Chemical Industries Ltd.	10,400	114,093
Belluna Co. Ltd.	15,600	68,719
BML Inc.	5,200	110,465
Bunka Shutter Co. Ltd.	15,600	154,823
Canon Electronics Inc.	5,200	75,240
Cawachi Ltd.	5,200	97,786
Security	Shares	Value

Japan (continued)
Central Glass Co. Ltd.	5,200	$98,063
Chiyoda Corp.(a)(b)	46,800	112,943
Chori Co. Ltd.	5,200	103,986
Chudenko Corp.	10,400	189,988
Citizen Watch Co. Ltd.	67,600	402,035
CKD Corp.	20,800	373,633
CMIC Holdings Co. Ltd.	5,200	97,261
CMK Corp.	15,600	91,576
Daiichi Jitsugyo Co. Ltd.	9,100	126,571
Daiki Aluminium Industry Co. Ltd.	10,400	86,820
Daishi Hokuetsu Financial Group Inc.	15,300	415,051
DCM Holdings Co. Ltd.	31,200	285,912
Dexerials Corp.	15,600	454,619
Doshisha Co. Ltd.	5,200	76,709
Doutor Nichires Holdings Co. Ltd.	10,400	160,475
Duskin Co. Ltd.	10,400	246,931
Eagle Industry Co. Ltd.	10,400	117,721
EDION Corp.	26,000	289,684
Eiken Chemical Co. Ltd.	10,400	125,877
eRex Co. Ltd.(a)	10,400	57,483
Exedy Corp.	10,400	190,981
FCC Co. Ltd.	10,400	128,074
Fuji Co. Ltd./Ehime	10,400	141,399
Fuji Corp./Aichi	26,000	446,131
Fuji Seal International Inc.	10,400	126,171
Fukuyama Transporting Co. Ltd.	10,400	298,331
Furukawa Co. Ltd.	10,400	140,355
Genky DrugStores Co. Ltd.	2,600	100,585
Geo Holdings Corp.	5,200	78,118
GLOBERIDE Inc.	5,200	73,826
Godo Steel Ltd.	2,800	91,193
Goldcrest Co. Ltd.	5,200	81,328
G-Tekt Corp.	5,200	63,097
Gunma Bank Ltd. (The)	124,800	609,325
Gunze Ltd.	5,200	184,144
H2O Retailing Corp.	26,000	281,055
Halows Co. Ltd.	2,800	85,069
Hanwa Co. Ltd.	10,400	367,228
Happinet Corp.	5,200	101,881
Heiwado Co. Ltd.	10,400	157,136
Hitachi Zosen Corp.	52,000	344,598
Hogy Medical Co. Ltd.	5,200	133,113
Hokuetsu Corp.(a)	41,600	417,033
Honeys Holdings Co. Ltd.	5,200	64,231
Hosiden Corp.	15,600	189,823
Hosokawa Micron Corp.	5,200	145,211
Ichikoh Industries Ltd.	15,600	55,814
Integrated Design & Engineering Holdings Co. Ltd., NVS	5,200	124,672
Inui Global Logistics Co. Ltd.	5,200	39,941
I-PEX Inc.	5,200	56,720
Ishihara Sangyo Kaisha Ltd.	10,400	99,079
Itochu Enex Co. Ltd.	15,600	169,804
JAFCO Group Co. Ltd.	15,600	182,202
Japan Lifeline Co. Ltd.	20,800	185,898
Japan Medical Dynamic Marketing Inc.	5,200	27,948
Japan Petroleum Exploration Co. Ltd.	10,400	385,478
Japan Pulp & Paper Co. Ltd.	3,100	109,309
Japan Wool Textile Co. Ltd. (The)	20,800	197,698
JDC Corp.	10,400	43,157
Joshin Denki Co. Ltd.	5,200	89,432
Joyful Honda Co. Ltd.	15,600	204,034

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
K&O Energy Group Inc.	5,200	$81,563
Kaga Electronics Co. Ltd.	5,200	225,330
Kanamoto Co. Ltd.	10,400	215,337
Kanto Denka Kogyo Co. Ltd.	15,600	94,682
Kato Sangyo Co. Ltd.	5,200	169,108
Kissei Pharmaceutical Co. Ltd.	10,400	227,424
Kitz Corp.	26,000	221,741
Koa Corp.	10,400	113,841
Kojima Co. Ltd.(a)	5,200	28,807
Komeri Co. Ltd.	10,400	227,752
Komori Corp.	15,600	125,889
Konishi Co. Ltd.	20,800	198,994
Konoike Transport Co. Ltd.	10,400	143,521
Krosaki Harima Corp.	1,200	99,643
Kureha Corp.	15,600	317,984
KYB Corp.	5,200	180,333
Kyoei Steel Ltd.	5,200	73,506
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	144,596
Life Corp.	5,200	121,695
Macromill Inc.	10,400	57,827
Makino Milling Machine Co. Ltd.	5,200	215,917
Maruzen Showa Unyu Co. Ltd.	5,200	143,931
Matsuda Sangyo Co. Ltd.	5,200	88,200
Maxell Ltd.	10,400	114,832
MCJ Co. Ltd.	20,800	161,547
Megachips Corp.	5,200	172,144
Megmilk Snow Brand Co. Ltd.	10,400	155,905
Meidensha Corp.	10,400	179,086
Meiko Electronics Co. Ltd.	5,200	153,180
Meisei Industrial Co. Ltd.	15,600	118,517
Micronics Japan Co. Ltd.	10,400	269,757
Mimasu Semiconductor Industry Co. Ltd.	5,200	117,598
MIRAIT ONE corp.	26,000	342,314
Miroku Jyoho Service Co. Ltd.	5,200	64,620
Mitsubishi Pencil Co. Ltd.	15,600	230,465
Mitsubishi Shokuhin Co. Ltd.	5,200	177,020
Mitsui DM Sugar Holdings Co. Ltd.	5,200	109,427
Mitsui-Soko Holdings Co. Ltd.	5,200	173,185
Mizuno Corp.	5,200	144,532
Morita Holdings Corp.	10,400	114,366
Musashi Seimitsu Industry Co. Ltd.	15,600	166,462
Nachi-Fujikoshi Corp.	5,200	135,196
Nakayama Steel Works Ltd.	5,200	29,996
Neturen Co. Ltd.	10,400	70,810
Nichias Corp.	15,600	374,216
Nichicon Corp.	20,800	190,927
Nichiha Corp.	10,400	218,144
Nichireki Co. Ltd.	7,300	124,857
Nihon Chouzai Co. Ltd.	5,200	51,540
Nihon Parkerizing Co. Ltd.	26,000	209,200
Nikkiso Co. Ltd.	15,600	113,689
Nikkon Holdings Co. Ltd.	15,600	340,237
Nippn Corp., New	15,600	245,844
Nippon Carbon Co. Ltd.	3,100	96,298
Nippon Denko Co. Ltd.	31,200	60,930
Nippon Densetsu Kogyo Co. Ltd.	10,400	146,504
Nippon Light Metal Holdings Co. Ltd.	15,600	193,583
Nippon Pillar Packing Co. Ltd.	5,200	163,762
Nippon Road Co. Ltd. (The)	5,000	72,516
Nippon Soda Co. Ltd.	8,000	307,497
Nippon Suisan Kaisha Ltd.	93,600	503,379
Nippon Thompson Co. Ltd.	20,800	82,954
Security	Shares	Value

Japan (continued)
Nishimatsu Construction Co. Ltd.	10,400	$289,339
Nishio Holdings Co. Ltd.	5,200	150,924
Nissha Co. Ltd.	10,400	108,295
Nisshinbo Holdings Inc.	41,600	337,076
Nissin Corp.	5,200	88,337
Nitta Corp.	5,200	135,273
Nittetsu Mining Co. Ltd.	5,200	191,525
Nitto Boseki Co. Ltd.	8,300	269,574
Nojima Corp.	20,800	258,278
Noritake Co. Ltd./Nagoya Japan	5,200	252,132
Noritz Corp.	10,400	111,241
NPR-RIKEN Corp., NVS	300	4,734
Obara Group Inc.	3,300	88,192
Ohara Inc.	5,200	40,008
Oiles Corp.	10,400	145,918
Okamura Corp.	20,800	320,774
Okinawa Financial Group Inc.	5,200	86,339
Onward Holdings Co. Ltd.	36,400	123,898
Oriental Shiraishi Corp.	31,200	75,135
Osaka Organic Chemical Industry Ltd.	5,200	99,763
Osaka Soda Co. Ltd.	6,600	451,883
Pacific Industrial Co. Ltd.	15,600	141,764
Pack Corp. (The)	5,200	124,597
Pasona Group Inc.	5,200	97,154
Piolax Inc.	7,200	118,662
Press Kogyo Co. Ltd.	26,000	104,773
Pressance Corp.	5,200	58,674
Prima Meat Packers Ltd.	10,400	173,151
Qol Holdings Co. Ltd.	5,200	60,973
Riken Technos Corp.	15,600	93,391
RS Technologies Co. Ltd.	5,200	109,823
Ryobi Ltd.	10,400	195,252
S Foods Inc.	5,200	121,304
Sakai Chemical Industry Co. Ltd.	5,200	69,076
Sakai Moving Service Co. Ltd.	5,500	105,984
Sakata INX Corp.	15,600	149,752
San-A Co. Ltd.	5,200	167,803
San-Ai Obbli Co. Ltd.	15,600	177,182
San-In Godo Bank Ltd. (The)	46,800	329,231
Sanoh Industrial Co. Ltd.	5,200	28,927
Sanyo Chemical Industries Ltd.	3,400	101,987
Sanyo Denki Co. Ltd.	2,700	119,717
Sanyo Special Steel Co. Ltd.	5,200	96,893
SBS Holdings Inc.	5,200	90,518
Seiko Group Corp.	10,400	198,171
Sekisui Jushi Corp.	7,900	138,950
Senshu Electric Co. Ltd.	5,200	119,231
Senshu Ikeda Holdings Inc.	83,200	190,111
Shiga Bank Ltd. (The)	15,600	385,397
Shin-Etsu Polymer Co. Ltd.	10,400	123,399
Shinmaywa Industries Ltd.	15,600	129,828
Shizuoka Gas Co. Ltd.	15,600	113,305
Sinfonia Technology Co. Ltd.	10,400	153,234
Sintokogio Ltd.	15,600	117,643
SKY Perfect JSAT Holdings Inc.	36,400	179,784
Sodick Co. Ltd.	15,600	80,463
Star Micronics Co. Ltd.	10,400	126,429
Starts Corp. Inc.	10,400	215,597
Stella Chemifa Corp.	2,500	57,188
Sumitomo Densetsu Co. Ltd.	5,200	100,875
Sumitomo Riko Co. Ltd.	10,400	77,699
Sumitomo Seika Chemicals Co. Ltd.	2,600	91,837

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Warehouse Co. Ltd. (The)	15,600	$270,770
Sun Frontier Fudousan Co. Ltd.	10,400	120,159
SWCC Corp.	5,200	105,118
Tachibana Eletech Co. Ltd.	5,200	101,059
Tachi-S Co. Ltd.	10,400	132,313
Taiyo Holdings Co. Ltd.	10,400	229,112
Takaoka Toko Co. Ltd.	5,200	77,708
Takara Standard Co. Ltd.	15,600	180,272
Takasago Thermal Engineering Co. Ltd.	20,800	474,169
Takuma Co. Ltd.	20,800	263,343
Tamron Co. Ltd.	5,200	195,628
T-Gaia Corp.	5,200	71,111
Toagosei Co. Ltd.	36,400	353,475
Tocalo Co. Ltd.	15,600	164,913
Toei Co. Ltd.	2,000	287,845
Toho Holdings Co. Ltd.	15,600	356,120
TOKAI Holdings Corp.	36,400	248,393
Tokai Rika Co. Ltd.	15,600	239,797
Tokuyama Corp.	20,800	351,938
Tokyo Kiraboshi Financial Group Inc.	8,000	224,724
Tokyo Steel Manufacturing Co. Ltd.	26,000	317,934
Tokyotokeiba Co. Ltd.(a)	5,200	163,281
Tokyu Construction Co. Ltd.	20,800	117,392
Tomoku Co. Ltd.	5,200	79,116
Topre Corp.	15,600	207,076
Topy Industries Ltd.	5,200	93,981
Toyo Construction Co. Ltd.	20,800	175,806
Toyo Ink SC Holdings Co. Ltd.	10,400	193,557
Toyobo Co. Ltd.	26,000	194,657
TPR Co. Ltd.	10,400	125,382
Trancom Co. Ltd.	1,800	91,593
Transcosmos Inc.	5,200	110,934
TRE Holdings Corp.	10,400	80,923
Trusco Nakayama Corp.	10,400	179,956
TSI Holdings Co. Ltd.	20,800	108,130
Tsubakimoto Chain Co.	10,400	297,710
Union Tool Co.	3,000	70,943
Unipres Corp.	10,400	70,082
United Arrows Ltd.	10,400	139,014
United Super Markets Holdings Inc.	20,800	149,942
Valor Holdings Co. Ltd.	10,400	179,814
Valqua Ltd.	5,200	152,510
VT Holdings Co. Ltd.	26,000	95,208
Wacoal Holdings Corp.	15,600	369,998
Wakita & Co. Ltd.	15,600	176,617
Warabeya Nichiyo Holdings Co. Ltd.	5,200	126,041
Xebio Holdings Co. Ltd.	5,200	35,209
Yamazen Corp.	20,800	175,607
Yellow Hat Ltd.	10,400	130,076
Yodogawa Steel Works Ltd.	10,400	280,538
Yokowo Co. Ltd.	5,200	52,394
Yuasa Trading Co. Ltd.	5,200	174,438
		42,862,131
Netherlands — 1.2%
AMG Critical Materials NV	10,140	255,935
Eurocommercial Properties NV	16,120	395,300
Flow Traders Ltd., NVS	8,320	164,960
Fugro NV(b)	35,562	681,853
Iveco Group NV(b)	62,920	567,301
NSI NV	5,824	120,616
		2,185,965
Security	Shares	Value

New Zealand — 0.9%
Genesis Energy Ltd.	166,764	$264,077
Goodman Property Trust	351,416	506,496
Precinct Properties New Zealand Ltd.	422,708	338,027
Summerset Group Holdings Ltd.	74,048	479,771
		1,588,371
Norway — 0.3%
Austevoll Seafood ASA	28,184	205,532
BW LPG Ltd.(c)	24,336	362,409
		567,941
Portugal — 0.2%
Sonae SGPS SA	283,556	283,319

Singapore — 1.0%
CapitaLand China Trust	369,200	259,969
Capitaland India Trust	306,800	265,014
CDL Hospitality Trusts	280,800	236,036
First Resources Ltd.	166,400	180,176
Frasers Centrepoint Trust(a)	343,200	587,148
UMS Holdings Ltd.	145,600	147,632
		1,675,975
Spain — 3.1%
Acerinox SA	61,776	728,031
Almirall SA	24,024	223,671
Atresmedia Corp. de Medios de Comunicacion SA	27,976	111,136
Cia. de Distribucion Integral Logista Holdings SA	19,916	538,624
Construcciones y Auxiliar de Ferrocarriles SA	5,980	215,439
Ence Energia y Celulosa SA	40,248	126,161
Faes Farma SA	102,284	356,977
Fluidra SA	34,996	729,593
Fomento de Construcciones y Contratas SA	14,352	230,687
Gestamp Automocion SA(c)	49,452	191,428
Indra Sistemas SA(a)	39,468	611,294
Laboratorios Farmaceuticos Rovi SA	6,760	449,985
Pharma Mar SA	4,368	198,090
Viscofan SA	12,480	738,463
		5,449,579
Sweden — 4.6%
AFRY AB	32,552	451,411
Betsson AB	38,272	412,277
Bilia AB, Class A	23,192	309,883
Billerud AB	67,288	685,756
Bravida Holding AB(c)	65,364	525,577
Catena AB	10,660	499,131
Clas Ohlson AB, Class B	12,584	197,399
Cloetta AB, Class B	65,936	119,764
Fabege AB	79,976	859,115
Fagerhult AB	21,944	143,758
Granges AB	33,748	388,624
Hexpol AB	79,248	960,143
Hufvudstaden AB, Class A	34,216	481,609
Lindab International AB	21,788	429,965
Loomis AB, Class B	22,776	606,311
NCC AB, Class B	28,548	355,990
Peab AB, Class B	63,284	359,482
Ratos AB, Class B	66,560	238,446
Resurs Holding AB(c)	45,864	108,840
		8,133,481
Switzerland — 7.8%
ALSO Holding AG, Registered	832	248,586
Arbonia AG	13,780	157,968
Aryzta AG(b)	298,220	550,780

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Bucher Industries AG, Registered	2,080	$874,350
Burckhardt Compression Holding AG	988	595,988
Bystronic AG, Registered	416	235,925
Cembra Money Bank AG	9,464	738,571
Comet Holding AG, Registered	2,340	739,357
EFG International AG	24,492	314,676
Forbo Holding AG, Registered	312	391,613
Galenica AG(c)	15,548	1,344,967
Huber + Suhner AG, Registered	5,356	433,399
Implenia AG, Registered	4,628	167,986
Komax Holding AG, Registered	1,508	359,865
Landis+Gyr Group AG	7,800	705,200
OC Oerlikon Corp. AG, Registered	61,620	278,545
Schweiter Technologies AG, NVS	312	192,531
SFS Group AG	5,512	683,907
Siegfried Holding AG, Registered	1,300	1,329,799
St. Galler Kantonalbank AG, Class A, Registered	903	527,703
Stadler Rail AG	16,952	610,977
Sulzer AG, Registered	5,408	552,745
Swissquote Group Holding SA, Registered	2,756	672,153
Valiant Holding AG, Registered	5,096	578,242
Vetropack Holding AG, Class A, Registered	3,952	183,727
Zehnder Group AG, Registered	2,964	188,774
		13,658,334
United Kingdom — 15.1%
Balanced Commercial Property Trust Ltd.	173,576	160,402
Balfour Beatty PLC	179,868	757,632
Bank of Georgia Group PLC	11,492	582,269
Bellway PLC	39,208	1,280,664
Big Yellow Group PLC	54,028	841,081
C&C Group PLC	126,360	245,785
Centamin PLC	366,912	465,950
Clarkson PLC	7,956	320,966
Close Brothers Group PLC	48,672	491,641
Crest Nicholson Holdings PLC	78,936	218,537
easyJet PLC(b)	118,664	769,802
Grafton Group PLC	63,024	731,919
Grainger PLC	232,492	783,539
Helical PLC	32,604	92,053
Ibstock PLC(c)	118,664	229,151
IG Group Holdings PLC	121,524	1,184,435
International Distributions Services PLC(b)	215,696	748,103
Investec PLC	198,900	1,345,147
Jupiter Fund Management PLC	146,588	174,516
Keller Group PLC	22,828	256,060
Lancashire Holdings Ltd.	77,584	617,089
Man Group PLC/Jersey	376,012	1,114,814
Marks & Spencer Group PLC	627,276	2,173,890
OSB Group PLC	135,460	799,909
Petershill Partners PLC(c)	92,664	200,014
Picton Property Income Ltd.	173,472	152,816
Playtech PLC(b)	97,968	560,189
Plus500 Ltd.	28,132	597,423
Premier Foods PLC	207,428	358,524
Security	Shares	Value

United Kingdom (continued)
Rathbones Group PLC	19,032	$422,383
Redde Northgate PLC	72,644	336,585
Redrow PLC	85,384	668,774
Safestore Holdings PLC	67,652	761,897
Savills PLC	42,484	524,735
Serco Group PLC	356,668	734,890
TP ICAP Group PLC	252,096	626,739
Travis Perkins PLC	67,912	715,730
Tritax Big Box REIT PLC	601,744	1,291,273
UK Commercial Property REIT Ltd.	238,940	188,589
Vesuvius PLC	68,380	419,311
Vistry Group PLC	110,032	1,285,884
Workspace Group PLC	46,124	333,325
		26,564,435
United States — 0.1%
GQG Partners Inc.	205,036	238,100

Total Common Stocks — 99.3%
(Cost: $170,024,266)		174,508,670

Preferred Stocks

Italy — 0.2%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	12,636	303,064

Total Preferred Stocks — 0.2%
(Cost: $232,399)		303,064
Total Long-Term Investments — 99.5%
(Cost: $170,256,665)		174,811,734

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	2,381,992	2,383,421
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	30,000	30,000

Total Short-Term Securities — 1.4%
(Cost: $2,412,888)		2,413,421

Total Investments — 100.9%
(Cost: $172,669,553)		177,225,155

Liabilities in Excess of Other Assets — (0.9)%		(1,516,838)

Net Assets — 100.0%		$175,708,317

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,137,769	$245,075	(a)	$—	$323	$254	$2,383,421	2,381,992	$26,140	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	30,000	(a)	—	—	—	30,000	30,000	5,289		—
					$323	$254	$2,413,421		$31,429		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	15	03/07/24	$251	$(222)
Mini S&P/TSE 60 Index	5	03/14/24	240	6,206
FTSE 250 Index	8	03/15/24	405	15,241
				$21,225

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$40,926,256	$133,582,414	$—	$174,508,670
Preferred Stocks	—	303,064	—	303,064

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,413,421	$—	$—	$2,413,421
	$43,339,677	$133,885,478	$—	$177,225,155
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,206	$15,241	$—	$21,447
Liabilities
Equity Contracts	—	(222)	—	(222)
	$6,206	$15,019	$—	21,225

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust